Shareholder Report, Holdings (Details) - C000226980	Jun. 30, 2026
FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.50%
FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.90%
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	38.40%
Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%